Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 48,778	$ 52,859
Accounts receivable, net	380,570	246,902
Contract cost and recognized income not yet billed	89,658	31,652
Prepaid expenses and other assets	31,515	41,870
Parts and supplies inventories	5,264	5,458
Deferred income taxes	10,368	1,845
Assets held for sale	90,940	127,257
Total current assets	657,093	507,843
Property, plant and equipment, net	123,985	152,591
Goodwill		8,067
Other intangible assets, net	158,062	172,876
Deferred income taxes	113
Other assets	38,993	20,394
Total assets	978,246	861,771
Current liabilities:
Accounts payable and accrued liabilities	295,507	195,455
Contract billings in excess of cost and recognized income	36,243	16,100
Current portion of capital lease obligations	1,317	2,031
Notes payable and current portion of other long-term debt	5,869	31,623
Current portion of settlement obligation of discontinued operations	5,000	14,000
Accrued income taxes	8,387	3,749
Other current liabilities	8,084	10,090
Liabilities held for sale	26,174	42,108
Total current liabilities	386,581	315,156
Long-term debt	294,353	230,707
Capital lease obligations	2,281	3,387
Long-term portion of settlement obligation of discontinued operations	36,500	41,500
Long-term liabilities for unrecognized tax benefits	4,956	3,755
Deferred income taxes	8,624	2,818
Other long-term liabilities	38,618	32,870
Total liabilities	771,913	630,193
Contingencies and commitments (Note 15)
Stockholders' equity:
Preferred stock, par value $.01 per share, 1,000,000 shares authorized, none issued
Common stock, par value $.05 per share, 70,000,000 shares authorized and 50,084,890 shares issued at December 31, 2012 (49,423,152 at December 31, 2011)	2,504	2,471
Additional paid-in capital	687,101	680,289
Accumulated deficit	(486,051)	(455,840)
Treasury stock at cost, 1,013,399 shares at December 31, 2012 (829,526 at December 31, 2011)	(11,394)	(10,839)
Accumulated other comprehensive income	13,504	14,570
Total Willbros Group, Inc. stockholders' equity	205,664	230,651
Noncontrolling interest	669	927
Total stockholders' equity	206,333	231,578
Total liabilities and stockholders' equity	$ 978,246	$ 861,771